Document and Entity Information	Jul. 23, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 23, 2020
Entity File Number	001-36461
Entity Registrant Name	FIRST FOUNDATION INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8639702
Entity Address, Address Line One	18101 Von Karman Avenue
Entity Address, Adress Line Two	Suite 700
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	202-4164
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FFWM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001413837
Amendment Flag	false